Consolidated Statements of Cash Flows $ in Thousands	6 Months Ended
	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)
Cash flows from operating activities
Net income	$ 67,168
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation and amortization	67,795
Share-based compensation expense	31,960
Deferred taxes	(3,596)
(Increase) decrease in operating assets:
Receivable from brokers and dealers and clearing organizations	(80,659)
Deposits with clearing organizations	(1,965)
Accounts receivable	(5,756)
Receivable from affiliates	394
Other assets	(8,825)
Increase (decrease) in operating liabilities:
Payable to brokers and dealers and clearing organizations	83,949
Accrued compensation	(51,569)
Deferred revenue	(2,613)
Accounts payable, accrued expenses and other liabilities	(3,661)
Employee equity compensation payable	(16,732)
Payable to affiliates	1,083
Net cash provided by operating activities	76,973
Cash flows from investing activities
Purchase of furniture, equipment, software and leasehold improvements	(3,793)
Capitalized software development costs	(13,914)
Net cash (used in) investing activities	(17,707)
Cash flows from financing activities
Pre-IPO capital distributions	(120,000)
Proceeds from issuance of Class A common stock in the IPO, net of underwriting discounts	1,161,270
Purchase of LLC Interests	(1,161,270)
Offering costs from issuance of Class A common stock in the IPO	(12,306)
Dividends	(11,435)
Capital distributions to non-controlling interests	(11,909)
Net cash (used in) financing activities	(155,650)
Effect of exchange rate changes on cash and cash equivalents	(138)
Net decrease in cash and cash equivalents	(96,522)
Cash and cash equivalents and restricted cash
Beginning of period	411,304
End of period	314,782
Supplemental disclosure of cash flow information
Income taxes paid	24,989
Non-cash financing activities - tems arising from the reorganization transactions and IPO
Deferred tax asset	98,469
Successor
Non-cash financing activities - tems arising from the reorganization transactions and IPO
Establishment of liabilities under tax receivable agreement	171,426
Deferred tax asset	93,194
Predecessor
Cash flows from operating activities
Net income		$ 84,205
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation and amortization		32,446
Contingent consideration		29,367
Deferred taxes		1,409
(Increase) decrease in operating assets:
Receivable from brokers and dealers and clearing organizations		4,324
Deposits with clearing organizations		654
Accounts receivable		(30,042)
Receivable from affiliates		(243)
Other assets		(4,973)
Increase (decrease) in operating liabilities:
Payable to brokers and dealers and clearing organizations		(4,322)
Accrued compensation		(34,135)
Deferred revenue		(6,823)
Accounts payable, accrued expenses and other liabilities		1,129
Employee equity compensation payable		(7,501)
Payable to affiliates		(468)
Net cash provided by operating activities		65,027
Cash flows from investing activities
Purchase of furniture, equipment, software and leasehold improvements		(3,125)
Capitalized software development costs		(12,765)
Net cash (used in) investing activities		(15,890)
Cash flows from financing activities
Pre-IPO capital distributions		(80,000)
Net cash (used in) financing activities		(80,000)
Effect of exchange rate changes on cash and cash equivalents		(1,198)
Net decrease in cash and cash equivalents		(32,061)
Cash and cash equivalents and restricted cash
Beginning of period	$ 411,304	353,798
End of period		321,737
Supplemental disclosure of cash flow information
Income taxes paid		$ 3,807